Stock-based Compensation - classification in statement of operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-based Compensation
Stock-based compensation	$ 627	$ 79	$ 707	$ 160	$ 319	$ 314
Research and development
Stock-based Compensation
Stock-based compensation	147	28	176	57	169	111
General and administrative
Stock-based Compensation
Stock-based compensation	$ 480	$ 51	$ 531	$ 103	$ 150	$ 203